PREFERRED STOCK (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Preferred Stock Of Subsidiaries [Member]	Dec. 31, 2010 Preferred Stock Of Subsidiaries [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member] S D G E Series Preference Stock [Member]	Dec. 31, 2011 Pacific Enterprises [Member] Preferred Stock, Pacific Enterprises [Member]	Jun. 30, 2011 Pacific Enterprises [Member] Pacific Enterprises Series Preferred Stock [Member]	Dec. 31, 2010 Pacific Enterprises [Member] Pacific Enterprises Series Preferred Stock [Member]	Dec. 31, 2010 Pacific Enterprises [Member] No Par, Four Seventy Five Series [Member]	Dec. 31, 2010 Pacific Enterprises [Member] No Par, Four Fifty Series [Member]	Dec. 31, 2010 Pacific Enterprises [Member] No Par, Four Forty Series [Member]	Dec. 31, 2010 Pacific Enterprises [Member] No Par, Four Thirty Six Series [Member]	Dec. 31, 2010 Pacific Enterprises [Member] No Par, Four Seventy Five Dividend Series [Member]	Dec. 31, 2011 Pacific Enterprises [Member] So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member]	Dec. 31, 2010 Pacific Enterprises [Member] So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member]	Dec. 31, 2010 Pacific Enterprises [Member] Preferred Stock Of Subsidiaries [Member]	Dec. 31, 2011 Southern California Gas Company [Member] Preferred Stock, So Cal Gas [Member]	Dec. 31, 2011 Southern California Gas Company [Member] So Cal Gas Series Preferred Stock [Member]	Dec. 31, 2010 Southern California Gas Company [Member] So Cal Gas Series Preferred Stock [Member]	Dec. 31, 2011 Southern California Gas Company [Member] Twenty Five Dollar Par, Six Percent Series [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Twenty Five Dollar Par, Six Percent Series [Member]	Dec. 31, 2011 Southern California Gas Company [Member] Twenty Five Dollar Par, Six Percent Series A [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Twenty Five Dollar Par, Six Percent Series A [Member]	Dec. 31, 2011 Southern California Gas Company [Member] Preference Stock [Member]	Dec. 31, 2011 Contingently Redeemable Preferred Stock [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Contingently Redeemable Preferred Stock [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Contingently Redeemable, Twenty Dollar Par Series [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Five Percent Series [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Five Percent Series [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Four Point Five Percent Series [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Four Point Five Percent Series [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Four Point Four Percent Series [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Four Point Four Percent Series [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Four Point Six Percent Series [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Four Point Six Percent Series [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Contingently Redeemable, No Par Series [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 One Seventy Per Share Series [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 One Seventy Per Share Series [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 One Eighty Two Per Share Series [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 One Eighty Two Per Share Series [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Contingently Redeemable Preferred Stock Of Subsidiary [Member]	Dec. 31, 2010 Contingently Redeemable Preferred Stock Of Subsidiary [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, Shares Authorized					10,000,000																							1,375,000
Redeemable Preferred Stock, Shares Outstanding																													375,000		300,000		325,000		373,770			1,400,000		640,000
Redeemable Preferred Stock, Redemption Price Per Share																													$ 24.00		$ 21.20		$ 21.00		$ 20.25			$ 25.17		$ 26.00
Redeemable Preferred Stock																										$ 79	$ 79		$ 8	$ 8	$ 6	$ 6	$ 7	$ 7	$ 7	$ 7		$ 35	$ 35	$ 16	$ 16	$ 79	$ 79
Redeemable Preferred Stock, Liquidation Preference																																					$ 25
Redeemable Preferred Stock, Par Value																													$ 20		$ 20		$ 20		$ 20
Preferred Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share																					$ 25		$ 25
Preferred Stock, Shares Authorized	50,000,000	50,000,000				25,000,000	15,000,000											5,000,000	1,000,000						5,000,000
Preferred Stock, Shares Outstanding										200,000	300,000	100,000	200,000	253	50,970						79,011		783,032
Preferred Stock, Call Price Per Share										$ 100.00	$ 100.00	$ 101.50	$ 101.00	$ 101.00
Preferred Stock, Value, Outstanding			20	100					80	20	30	10	20		(2)	(2)	20		22	22	3	3	19	19
Preferred Stock, Liquidation Preference Per Share																					$ 25		$ 25
Preferred stock redeemed								81
Preferred stock redemption price per share, minimum								$ 100.00
Preferred stock redemption price per share, maximum								$ 101.50
Accrued preferred stock dividends at redemption date								$ 1